UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	13,450	$1,318,907
Hexcel Corp.	68,014	3,492,519
Mercury Systems, Inc.(1)	66,919	2,256,508

		$7,067,934

Air Freight & Logistics — 1.0%
Hub Group, Inc., Class A(1)	35,226	$1,562,273

		$1,562,273

Banks — 8.7%
Bank of the Ozarks, Inc.	63,500	$3,484,245
BankUnited, Inc.	32,190	1,229,658
Eagle Bancorp, Inc.(1)	41,486	2,541,018
First Hawaiian, Inc.	59,730	1,970,493
South State Corp.	18,850	1,685,190
Western Alliance Bancorp(1)	62,330	3,077,855

		$13,988,459

Biotechnology — 1.9%
Ligand Pharmaceuticals, Inc.(1)	28,756	$3,048,423

		$3,048,423

Capital Markets — 4.2%
Bats Global Markets, Inc.	67,579	$2,395,676
Cohen & Steers, Inc.	53,050	1,850,914
Lazard, Ltd., Class A	56,489	2,399,653

		$6,646,243

Chemicals — 2.9%
Balchem Corp.	54,928	$4,682,063

		$4,682,063

Commercial Services & Supplies — 3.9%
Deluxe Corp.	21,820	$1,589,587
Interface, Inc.	78,940	1,436,708
Multi-Color Corp.	41,760	3,223,872

		$6,250,167

Construction Materials — 1.6%
US Concrete, Inc.(1)	38,360	$2,512,580

		$2,512,580

Diversified Consumer Services — 5.3%
Bright Horizons Family Solutions, Inc.(1)	31,900	$2,260,434
Grand Canyon Education, Inc.(1)	40,210	2,371,586
ServiceMaster Global Holdings, Inc.(1)	106,107	3,923,837

		$8,555,857

Electrical Equipment — 0.7%
AZZ, Inc.	19,929	$1,186,772

		$1,186,772

Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.2%
Dolby Laboratories, Inc., Class A	65,490	$3,137,626
MTS Systems Corp.	33,530	1,948,093

		$5,085,719

Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	54,580	$964,429

		$964,429

Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	66,480	$2,116,723
CubeSmart	112,916	2,837,579
DCT Industrial Trust, Inc.	45,450	2,031,161
Education Realty Trust, Inc.	38,810	1,560,550
Parkway, Inc.(1)	46,900	998,501

		$9,544,514

Food & Staples Retailing — 1.1%
Performance Food Group Co.(1)	80,271	$1,778,003

		$1,778,003

Food Products — 2.4%
Pinnacle Foods, Inc.	71,564	$3,806,489

		$3,806,489

Health Care Equipment & Supplies — 6.0%
ICU Medical, Inc.(1)	18,809	$2,578,714
Integra LifeSciences Holdings Corp.(1)	74,570	3,111,806
West Pharmaceutical Services, Inc.	46,006	3,893,488

		$9,584,008

Health Care Providers & Services — 2.0%
Amedisys, Inc.(1)	34,110	$1,562,920
Envision Healthcare Corp.(1)	24,495	1,665,660

		$3,228,580

Hotels, Restaurants & Leisure — 1.9%
Planet Fitness, Inc., Class A	28,240	$594,169
Popeyes Louisiana Kitchen, Inc.(1)	38,452	2,429,782

		$3,023,951

Insurance — 5.3%
First American Financial Corp.	79,105	$2,972,766
Horace Mann Educators Corp.	65,995	2,728,893
RLI Corp.	24,820	1,474,804
Stewart Information Services Corp.	29,660	1,295,549

		$8,472,012

Internet Software & Services — 0.7%
comScore, Inc.(1)	31,270	$1,049,108

		$1,049,108

IT Services — 5.3%
Black Knight Financial Services, Inc., Class A(1)	57,934	$2,111,694
CSG Systems International, Inc.	59,340	2,872,056
Euronet Worldwide, Inc.(1)	48,949	3,500,833

		$8,484,583

Security	Shares	Value
Life Sciences Tools & Services — 2.8%
Cambrex Corp.(1)	37,810	$1,983,135
VWR Corp.(1)	96,620	2,503,424

		$4,486,559

Machinery — 1.8%
Milacron Holdings Corp.(1)	23,650	$391,171
RBC Bearings, Inc.(1)	26,433	2,448,489

		$2,839,660

Marine — 2.3%
Kirby Corp.(1)	57,900	$3,731,655

		$3,731,655

Oil, Gas & Consumable Fuels — 4.5%
Diamondback Energy, Inc.(1)	10,427	$1,096,608
Jagged Peak Energy, Inc.(1)	37,405	542,747
PDC Energy, Inc.(1)	45,296	3,349,186
Rice Energy, Inc.(1)	115,650	2,293,339

		$7,281,880

Professional Services — 1.8%
WageWorks, Inc.(1)	39,760	$2,868,684

		$2,868,684

Road & Rail — 1.8%
Landstar System, Inc.	33,450	$2,829,870

		$2,829,870

Semiconductors & Semiconductor Equipment — 2.4%
PDF Solutions, Inc.(1)	83,186	$1,872,517
Veeco Instruments, Inc.(1)	78,920	2,032,190

		$3,904,707

Software — 5.9%
ACI Worldwide, Inc.(1)	114,200	$2,215,480
Blackbaud, Inc.	55,260	3,625,608
Monotype Imaging Holdings, Inc.	19,302	422,714
RealPage, Inc.(1)	106,610	3,262,266

		$9,526,068

Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	29,190	$2,443,203
Lithia Motors, Inc., Class A	9,450	974,484

		$3,417,687

Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	27,874	$1,515,509

		$1,515,509

Thrifts & Mortgage Finance — 2.2%
Essent Group, Ltd.(1)	100,670	$3,480,162

		$3,480,162

Total Common Stocks (identified cost $123,363,397)		$156,404,608

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
iShares Russell 2000 ETF	17,780	$2,404,389

		$2,404,389

Total Exchange-Traded Funds (identified cost $2,395,240)		$2,404,389

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(2)	2,115,879	$2,116,091

Total Short-Term Investments (identified cost $2,116,091)		$2,116,091

Total Investments — 100.4% (identified cost $127,874,728)		$160,925,088

Other Assets, Less Liabilities — (0.4)%		$(663,828)

Net Assets — 100.0%		$160,261,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $6,027.

The Portfolio did not have any open financial instruments at January 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$127,776,993

Gross unrealized appreciation	$33,753,699
Gross unrealized depreciation	(605,604)

Net unrealized appreciation	$33,148,095

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$156,404,608	*	$—	$—	$156,404,608
Exchange-Traded Funds	2,404,389		—	—	2,404,389
Short-Term Investments	—		2,116,091	—	2,116,091
Total Investments	$158,808,997		$2,116,091	$—	$160,925,088

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017